Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609	£ 199,408
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(729)	(784)
Financial assets	812	869
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,268	165,213
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	137	172
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Upside
Disclosure of credit risk exposure [line items]
Loans and advances to customers	293,493	283,860
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	730	741
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201,290	196,732
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	357	380
Upside | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	180,339	176,026
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	87	112
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	62	67
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,361	26,307
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	311	294
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	59,863	56,062
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Base case
Disclosure of credit risk exposure [line items]
Loans and advances to customers	293,493	283,860
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	761	774
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201,290	196,732
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	381	403
Base case | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	180,339	176,026
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	100	128
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	62	68
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,361	26,307
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	318	303
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	59,863	56,062
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	293,493	283,860
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	899	921
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201,290	196,732
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	483	517
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	180,339	176,026
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	177	218
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	64	69
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,361	26,307
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	352	335
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	59,863	56,062
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	293,493	283,860
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,119	1,524
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201,290	196,732
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	689	1,051
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	180,339	176,026
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	366	705
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	64	70
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,361	26,307
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	366	403
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	59,863	56,062
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Weighted
Disclosure of credit risk exposure [line items]
Loans and advances to customers	293,493	283,860
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	812	869
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201,290	196,732
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	426	458
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
– Mortgages	180,339	176,026
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	137	172
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,361	26,307
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	59,863	56,062
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0